UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
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Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           8/13/07
       ------------------------   ---------------------------  ---------
             [Signature]                City, State]            [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none





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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        69
                                               -------------

Form 13F Information Table Value Total:        $952,579
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE
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                                 TITLE OF                 VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                     CLASS     CUSIP      (x$1000)    PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE

ADA-ES INC                           COM     005208103       833     39,000    SH                      SOLE       39,000     0    0
ADOBE SYS INC                        COM     00724F101    18,068    450,000    SH                      SOLE      450,000     0    0
AETNA INC NEW                        COM     00817Y108    34,580    700,000    SH                      SOLE      700,000     0    0
AKAMAI TECHNOLOGIES INC              COM     00971T101     7,296    150,000    SH                      SOLE      150,000     0    0
ALTRIA GROUP INC                     COM     02209S103    35,070    500,000    SH                      SOLE      500,000     0    0
AMERICAN INTERNATIONAL GROUP         COM     026874107    14,006    200,000    SH                      SOLE      200,000     0    0
ARUBA NETWORKS INC                   COM     043176106     3,015    150,000    SH                      SOLE      150,000     0    0
AVID TECHNOLOGY INC                  COM     05367P100     9,721    275,000    SH                      SOLE      275,000     0    0
BLACKBOARD INC                       COM     091935502    16,848    400,000    SH                      SOLE      400,000     0    0
CECO ENVIRONMENTAL CORP              COM     125141101     1,205    105,000    SH                      SOLE      105,000     0    0
CIENA CORP                         COM NEW   171779309    18,065    500,000    SH                      SOLE      500,000     0    0
CISCO SYS INC                        COM     17275R102    47,345  1,700,000    SH                      SOLE    1,700,000     0    0
CLEAN ENERGY FUELS CORP              COM     184499101       942     75,000    SH                      SOLE       75,000     0    0
COVANTA HLDG CORP                    COM     22282E102    19,957    809,600    SH                      SOLE      809,600     0    0
CUTERA INC                           COM     232109108    11,214    450,000    SH                      SOLE      450,000     0    0
CVS CAREMARK CORP                    COM     126650100    21,870    600,000    SH                      SOLE      600,000     0    0
CYPRESS SEMICONDUCTOR CORP           COM     232806109     1,747     75,000    SH                      SOLE       75,000     0    0
DEVON ENERGY CORP                    COM     25179M103    15,658    200,000    SH                      SOLE      200,000     0    0
DURECT CORP                          COM     266605104     1,251    325,000    SH                      SOLE      325,000     0    0
DYADIC INTL INC                      COM     26745T101       109     72,500    SH                      SOLE       72,500     0    0
EMCORE CORP                          COM     290846104     1,226    225,000    SH                      SOLE      225,000     0    0
ENERGY PARTNERS LTD                  COM     29270U105    11,266    675,000    SH                      SOLE      675,000     0    0
ENVIRONMENTAL PWR CORP               COM     29406L201       582     65,000    SH                      SOLE       65,000     0    0
EXPRESS SCRIPTS INC                  COM     302182100    17,504    350,000    SH                      SOLE      350,000     0    0
F5 NETWORKS INC                      COM     315616102    30,225    375,000    SH                      SOLE      375,000     0    0
FINISAR                              COM     31787A101    13,230  3,500,000    SH                      SOLE    3,500,000     0    0
FIRST SOLAR  INC                     COM     336433107    13,394    150,000    SH                      SOLE      150,000     0    0
FORCE PROTECTION INC               COM NEW   345203202     9,375    500,000    SH                      SOLE      500,000     0    0
FUEL SYS SOLUTIONS INC               COM     35952W103     1,584     95,525    SH                      SOLE       95,525     0    0
FUELCELL ENERGY INC                  COM     35952H106    20,671  2,610,000    SH                      SOLE    2,610,000     0    0
GOOGLE INC                          CL A     38259P508    15,681     30,000    SH                      SOLE       30,000     0    0
HEALTHWAYS INC                       COM     422245100    52,107  1,100,000    SH                      SOLE    1,100,000     0    0
HYDROGEN CORP                        COM     44887Q108     4,163    925,000    SH                      SOLE      925,000     0    0
ICICI BANK LTD                       ADR     45104G104    29,490    600,000    SH                      SOLE      600,000     0    0
ISIS PHARMACEUTICALS INC             COM     464330109     9,196    950,000    SH                      SOLE      950,000     0    0
JA SOLAR HOLDINGS CO  LTD         SPON ADR   466090107    18,141    538,000    SH                      SOLE      538,000     0    0
KENEXA CORP                          COM     488879107     7,542    200,000    SH                      SOLE      200,000     0    0
LDK SOLAR CO LTD                  SPONSORED  50183L107    21,206    677,500    SH                      SOLE      677,500     0    0
                                     ADR
LIGAND PHARMACEUTICALS INC          CL B     53220K207     8,600  1,250,000    SH                      SOLE    1,250,000     0    0
LSB INC                              COM     502160104       214     10,000    SH                      SOLE       10,000     0    0
LSI INC                              COM     50216C108     1,343     75,000    SH                      SOLE       75,000     0    0
METALICO INC                         COM     591176102       700    100,000    SH                      SOLE      100,000     0    0
METRETEK TECHNOLOGIES INC            COM     59159Q107     1,685    109,100    SH                      SOLE      109,100     0    0
MONOGRAM BIOSCIENCES INC             COM     60975U108     9,295  5,500,000    SH                      SOLE    5,500,000     0    0
MORGAN STANLEY                       COM     617446448    16,776    200,000    SH                      SOLE      200,000     0    0
NETLOGIC  MICROSYSTEMS INC           COM     64118B100    20,696    650,000    SH                      SOLE      650,000     0    0
OCEAN PWR TECHNOLOGIES INC         COM NEW   674870308       871     55,000    SH                      SOLE       55,000     0    0
ORIGIN AGRITECH LIMITED              SHS     G67828106     6,146    745,000    SH                      SOLE      745,000     0    0
ORMAT TECHNOLOGIES INC               COM     686688102     3,448     91,500    SH                      SOLE       91,500     0    0
PENWEST PHARMACEUTICALS CO           COM     709754105     4,365    350,000    SH                      SOLE      350,000     0    0
PHARMACEUTICAL PRO DEV INC           COM     717124101    36,357    950,000    SH                      SOLE      950,000     0    0
QUALCOMM INC                         COM     747525103    41,221    950,000    SH                      SOLE      950,000     0    0
SALARY COM INC                       COM     794006106     4,560    380,000    SH                      SOLE      380,000     0    0
SHAW GROUP INC                       COM     820280105    19,025    411,000    SH                      SOLE      411,000     0    0
SIRONA DENTAL SYSTEMS INC            COM     82966C103    11,349    300,000    SH                      SOLE      300,000     0    0
SPIRIT AEROSYSTEMS HLDGS INC      COM CL A   848574109     9,914    275,000    SH                      SOLE      275,000     0    0
SUNOPTA INC                          COM     8676EP108     1,673    150,000    SH                      SOLE      150,000     0    0
SUNPOWER CORP                     COM CL A   867652109       946     15,000    SH                      SOLE       15,000     0    0
SUNTECH PWR  HLDGS CO LTD            ADR     86800C104    12,765    350,000    SH                      SOLE      350,000     0    0
TELVENT GIT SA                       SHS     E90215109       788     30,000    SH                      SOLE       30,000     0    0
THERMO  FISHER SCIENTIFIC INC        COM     883556102    38,790    750,000    SH                      SOLE      750,000     0    0
TRONOX INC                        COM CL B   897051207     5,199    370,000    SH                      SOLE      370,000     0    0
TRONOX INCORPORATED                 CL A     897051108    39,802  2,767,850    SH                      SOLE    2,767,850     0    0
GRACE WR & CO                        COM     38388F108    42,858  1,750,000    SH                      SOLE    1,750,000     0    0
WIRELESS RONIN TECHNOLOGIES          COM     97652A203     2,800    350,000    SH                      SOLE      350,000     0    0
WYETH                                COM     983024100    37,128    647,500    SH                      SOLE      647,500     0    0
XTO ENERGY INC                       COM     98385X106    12,020    200,000    SH                      SOLE      200,000     0    0
YINGLI GREEN ENERGY HLDG CO          ADR     98584B103     1,813    125,000    SH                      SOLE      125,000     0    0
YUCHENG TECHNOLOGIES LTD             COM     G98777108     4,058    525,000    SH                      SOLE      525,000     0    0

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